Offsets	Jun. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-277311
Initial Filing Date	Feb. 23, 2024
Fee Offset Claimed	$ 1,789.65
Explanation for Claimed Amount	A filing fee of $4,218.53 was previously paid in connection with the initially filed Registration Statement on Form S-1 (No. 333-277311) (the "Registration Statement") filed by the registrant on February 23, 2024.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-277311
Initial Filing Date	Feb. 23, 2024
Fee Offset Claimed	$ 1,413.27
Explanation for Claimed Amount	A filing fee of $4,218.53 was previously paid in connection with the initially filed Registration Statement on Form S-1 (No. 333-277311) (the "Registration Statement") filed by the registrant on February 23, 2024.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-277311
Initial Filing Date	Feb. 23, 2024
Fee Offset Claimed	$ 1,015.61
Explanation for Claimed Amount	A filing fee of $4,218.53 was previously paid in connection with the initially filed Registration Statement on Form S-1 (No. 333-277311) (the "Registration Statement") filed by the registrant on February 23, 2024.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Rubber Leaf Inc
Form or Filing Type	S-1
File Number	333-277311
Filing Date	Feb. 23, 2024
Fee Paid with Fee Offset Source	$ 1,789.65
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Rubber Leaf Inc
Form or Filing Type	S-1
File Number	333-277311
Filing Date	Apr. 19, 2024
Fee Paid with Fee Offset Source	$ 1,413.27
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Rubber Leaf Inc
Form or Filing Type	S-1
File Number	333-277311
Filing Date	Dec. 22, 2025
Fee Paid with Fee Offset Source	$ 1,687.41